Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Reconciliation of Changes in Manufacturing Warranty Obligation

A reconciliation of the changes in manufacturing warranty obligation is as follows:

	Years Ended March 31,
	2024	2023
Balance as of beginning of period	$973	$836
Current-year provisions	1,139	973
Reductions for settlements	(973)	(836)
Adjustments related to changes in estimates	(626)	-
Balance as of end of period	$513	$973

Summary of Allowance for Credit Loss and Changes

The following table presents the allowance for credit loss and the changes therein:

Balance as of March 31, 2023	$1,683
CECL implementation	(547)
Recoveries	(704)
Credit loss expense	279
Write-offs	(44)
Balance as of March 31, 2024	$667

Schedule of Property and Equipment, Useful Life

Years
Computer software and hardware	3 years
Machinery and equipment	5-10 years
Vehicles	5 years
Furniture and fixtures	3-5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life